INCOME TAXES (Details 2) (CAD)	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
2014	150,000
2015	212,000
2026	336,000
2027	429,000
2028	422,000
2029
2030	217,000
2031	146,000
2032	78,000
Total reduce future taxable income	1,990,000	2,037,000